Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Inventory	$ 58,340	$ 26,500
Bunker inventory on board vessel
Disclosure Of Inventory [Line Items]
Inventory	50,300	$ 17,300
Trucks and spare parts to be converted into hydrotrucks for resale
Disclosure Of Inventory [Line Items]
Inventory	$ 8,100